Commitments and contingencies (Details) - ASIC	12 Months Ended
Dec. 31, 2025 USD ($)
ASIC Design
Commitments and contingencies
Liability recognized for potential warranty claims	$ 0
ASIC Design | Minimum
Commitments and contingencies
Standard assurance type warrant term	3 months
ASIC Design | Maximum
Commitments and contingencies
Standard assurance type warrant term	6 months
ASIC Production
Commitments and contingencies
Standard assurance type warrant term	24 months
Liability recognized for potential warranty claims	$ 0